Accounts receivable, net (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 MXN ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)
Accounts receivable, net
Receivables			$ 2,048,571	$ 1,879,439	$ 1,315,385
Allowance for doubtful accounts (note 7 b.)			(38,044)	(33,474)	(16,986)	$ (12,400)
Net receivables		$ 111,688	2,010,527	1,845,965	1,298,399
Accounts receivable for passenger charges			$ 1,584,565	$ 1,515,502	$ 1,052,172
Interest income from accounts receivable	$ 0